Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProFunds
Prospectus Date	rr_ProspectusDate	Apr. 30, 2025
ProFund Access VP High Yield
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund Access VP High Yield
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund Access VP High Yield (the “Fund”) seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 1,298% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	129800.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The information in the table has been restated to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	If the Fund is successful in meeting its objective, its net asset value should generally gain value as the high yield market (i.e., U.S. corporate high yield debt market) is rallying (gaining value). Conversely, its net asset value should generally decrease in value as the high yield market is falling (losing value). The Fund is actively managed and seeks to achieve returns that are not directly correlated to any particular fixed income index. The Fund invests primarily in financial instruments that ProFund Advisors believes, in combination, should provide investment results that correspond generally to the high yield market consistent with maintaining reasonable liquidity. The Fund uses the Markit iBoxx $ Liquid High Yield Index as a performance benchmark only, and does not seek to track its performance.Under normal circumstances, the Fund will invest at least 80% of its total assets in securities that provide exposure to the high yield market and/or in instruments with similar economic characteristics.The Fund will invest principally in the financial instruments listed below.●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.The Fund seeks to maintain exposure to the high yield market regardless of market conditions and without taking defensive positions in cash or other instruments in anticipation of an adverse climate for the high yield market. There is no assurance that the Fund will achieve its investment objective.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter(ended12/31/2023):7.05%Worst Quarter(ended3/31/2020):-9.54%The year-to-date return as of the most recent quarter, which ended March 31, 2025, was 0.72%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsAs of December 31, 2024
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
ProFund Access VP High Yield | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
ProFund Access VP High Yield | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
ProFund Access VP High Yield | High Yield Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●High Yield Risk — Investment in or exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of credit, prepayment, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a company than other fixed income instruments. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect the Fund’s performance.
ProFund Access VP High Yield | Debt Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Debt Instrument Risk — Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the market. Debt markets can be volatile and the value of instruments correlated with these markets may fluctuate dramatically from day to day.
ProFund Access VP High Yield | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Interest Rate Risk — Interest rate risk is the risk that debt instruments or related financial instruments may fluctuate in value due to changes in interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, fiscal or other government policies, inflation rates, general economic conditions, etc.). Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. A rising interest rate environment may cause the value of debt instruments to decrease and adversely impact the liquidity of debt instruments. Without taking into account other factors, the value of securities with longer maturities typically fluctuates more in response to interest rate changes than securities with shorter maturities. These factors may cause the value of an investment in the Fund to change.
ProFund Access VP High Yield | Money Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
ProFund Access VP High Yield | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Derivatives Risk — Investing in derivatives may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the high yield market. Any costs associated with using derivatives will reduce the Fund’s return.
ProFund Access VP High Yield | Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, the terms of the agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund, including intraday (for example, if the high yield market has a dramatic intraday move that causes a material decline in the Fund’s net assets). If an agreement is terminated, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
ProFund Access VP High Yield | Active Mgmt Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Active Management Risk — The Fund is actively managed and its performance reflects the investment decisions that ProFund Advisors makes for the Fund. ProFund Advisors’ judgments about the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform or have negative returns as compared to other funds with a similar investment objective and/or strategies.
ProFund Access VP High Yield | Active Investor Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Active Investor Risk —The Fund permits short-term trading of its securities. This may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus. In addition, this will increase portfolio turnover and may result in additional costs for the Fund.
ProFund Access VP High Yield | Early Close Late Close Trading Halt Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
ProFund Access VP High Yield | Valuation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern Time). In certain cases, the Fund’s portfolio investments trade in markets on days and at times when the Fund is not open for business. As a result, the value of the Fund may change, perhaps significantly, on days and at times when shareholders are unable to purchase, redeem, or exchange shares.
ProFund Access VP High Yield | None
Risk Return Abstract	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Recoupment	rr_Component1OtherExpensesOverAssets	0.01%	[1]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.69%
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[2]
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.70%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	$ 171
3 Years	rr_ExpenseExampleYear03	534
5 Years	rr_ExpenseExampleYear05	921
10 Years	rr_ExpenseExampleYear10	$ 2,007
2015	rr_AnnualReturn2015	0.15%
2016	rr_AnnualReturn2016	9.00%
2017	rr_AnnualReturn2017	4.79%
2018	rr_AnnualReturn2018	(0.61%)
2019	rr_AnnualReturn2019	12.43%
2020	rr_AnnualReturn2020	(0.06%)
2021	rr_AnnualReturn2021	0.27%
2022	rr_AnnualReturn2022	(7.97%)
2023	rr_AnnualReturn2023	10.43%
2024	rr_AnnualReturn2024	6.31%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2025
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.54%)
OneYear	rr_AverageAnnualReturnYear01	6.31%
FiveYears	rr_AverageAnnualReturnYear05	1.60%
TenYears	rr_AverageAnnualReturnYear10	3.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2005
ProFund Access VP High Yield | Markit iBoxx $ Liquid High Yield Index
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	7.95%	[4]
FiveYears	rr_AverageAnnualReturnYear05	3.53%	[4]
TenYears	rr_AverageAnnualReturnYear10	4.57%	[4]
ProFund Access VP High Yield | Bloomberg U.S. Aggregate Bond Index
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	1.25%	[4]
FiveYears	rr_AverageAnnualReturnYear05	(0.33%)	[4]
TenYears	rr_AverageAnnualReturnYear10	1.35%	[4]

[1]	The “Recoupment” line shows gross recoupment payments made by the Fund during its most recent fiscal year. In addition, at times during the fiscal year amounts were waived or reimbursed to the Fund - the gross amount of this waiver/reimbursement is shown separately in the “Fee Waivers/Reimbursements” line. The recoupment shown did not cause the Fund’s expenses to exceed any expense limitation in place at the time of recoupment or the time the recouped amounts were originally waived/reimbursed.
[2]	The information in the table has been restated to reflect current fees and expenses.
[3]	ProFund Advisors LLC (“ProFund Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2026. This agreement may not be terminated before that date without the approval of the Fund’s Board. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years subject to certain limitations.
[4]	Reflects no deduction for fees, expenses or taxes.